SCHEDULE OF INVESTMENTS

Delaware Ivy Government Securities Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value

Agency Obligations - 6.3%
Federal Farm Credit Bank:
3.560%, 10-6-32	$5,000	$5,857
3.460%, 2-22-33	3,500	4,074
1.800%, 9-10-40	5,000	4,527
Federal Home Loan Bank, 1.550%, 8-24-35	3,750	3,534
Tennessee Valley Authority, 2.875%, 2-1-27	2,500	2,674
		20,666

Mortgage-Backed Obligations - 40.5%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.790%, 6-25-22	7,250	7,306
2.615%, 1-25-23	5,555	5,663
5.000%, 5-15-23	123	125
3.136%, 10-25-24	1,000	1,046
0.968%, 1-25-26(A)	58,723	1,883
2.896%, 4-25-26	795	825
0.176%, 11-25-26(A)	120,797	1,015
0.432%, 8-25-27(A)	66,150	1,484
3.281%, 8-25-27	5,460	5,939
0.093%, 10-25-27(A)	44,530	310
0.368%, 12-25-27(A)	68,695	1,391
3.900%, 4-25-28	4,000	4,532
4.000%, 5-15-44	1,113	1,133
3.000%, 6-15-45	2,366	2,462
3.000%, 10-15-45	592	605
3.000%, 11-15-45	1,725	1,766
3.000%, 4-15-46	1,233	1,291
1.500%, 6-15-48	2,205	2,176
2.500%, 7-25-49	1,043	1,071
2.000%, 8-25-49	2,405	2,419
1.000%, 8-25-50	3,975	3,785
1.000%, 10-25-50	1,886	1,766
1.500%, 4-25-51	3,578	3,543
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.329%, 5-25-25(B)	2,444	2,598
3.284%, 6-25-25(B)	3,890	4,132
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.000%, 10-1-44	779	855
3.500%, 7-1-49	1,651	1,762
3.500%, 10-1-49	1,216	1,284
3.000%, 11-1-49	5,945	6,255
3.000%, 12-1-49	5,573	5,834
3.000%, 1-1-50	2,333	2,448
3.000%, 2-1-50	1,933	2,012
1.500%, 1-25-51	4,539	4,430
Federal National Mortgage Association Agency REMIC/CMO:
2.715%, 2-25-22	103	103
2.390%, 6-1-25	2,875	2,936
3.360%, 7-1-25	2,383	2,531
2.488%, 5-25-26	2,000	2,080
2.500%, 5-25-45	2,536	2,604

Federal National Mortgage Association Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index), 2.369%, 7-25-26(B)	5,675	5,863
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.759%, 4-1-22	1,166	1,166
2.000%, 10-1-27	697	716
3.400%, 6-1-31	3,000	3,303
4.000%, 12-1-31	637	687
4.000%, 12-1-32	1,082	1,147
5.500%, 12-1-34	236	267
6.000%, 4-1-39	108	120
3.500%, 4-25-43	602	606
4.500%, 2-1-44	1,441	1,600
3.000%, 2-25-46	2,174	2,211
4.500%, 2-1-48	1,197	1,303
3.500%, 5-1-49	1,082	1,148
3.000%, 8-1-49	2,061	2,147
3.500%, 8-1-49	1,575	1,676
3.000%, 9-1-49	1,694	1,768
3.000%, 10-1-49	770	799
3.000%, 1-1-50	2,051	2,139
3.500%, 2-1-50	2,035	2,161
Government National Mortgage Association Agency REMIC/CMO, 2.000%, 3-16-42	4,055	4,114
Government National Mortgage Association Fixed Rate Pass-Through Certificates, 5.000%, 4-20-34	1,235	1,340
		131,681

Non-Agency REMIC/CMO - 0.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 0.290%, 11-25-27(A)	19,184	295

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 46.9%		$152,642
(Cost: $151,930)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations - 50.7%
U.S. Treasury Bonds:
1.125%, 5-15-40	3,855	3,380
1.125%, 8-15-40	3,000	2,620
1.375%, 11-15-40	15,550	14,176
1.750%, 8-15-41	9,375	9,092
2.750%, 8-15-42	1,000	1,140
2.500%, 2-15-45	500	550
2.250%, 8-15-49	4,550	4,872
2.000%, 2-15-50	4,000	4,065
1.375%, 8-15-50	3,760	3,295
1.875%, 11-15-51	2,950	2,927

U.S. Treasury Notes:
0.125%, 6-30-23	9,000	8,940
0.125%, 8-15-23	8,000	7,936
2.625%, 12-31-23	6,000	6,224
2.125%, 2-29-24	2,000	2,058
2.000%, 4-30-24	5,000	5,136
2.125%, 7-31-24	10,000	10,319
1.875%, 8-31-24	4,000	4,102
1.500%, 9-30-24	2,575	2,616
2.125%, 5-15-25	10,000	10,353
2.000%, 8-15-25	4,000	4,126
0.250%, 8-31-25	5,000	4,844
1.625%, 2-15-26	5,000	5,087
0.750%, 3-31-26	4,000	3,924
2.250%, 2-15-27	2,000	2,095
2.375%, 5-15-27	1,000	1,056
2.250%, 8-15-27	500	524
0.500%, 8-31-27	5,000	4,772
1.125%, 2-29-28	4,000	3,943
1.250%, 3-31-28	5,200	5,155
1.250%, 4-30-28	4,500	4,460
2.875%, 5-15-28	2,000	2,179
1.125%, 2-15-31	9,200	8,931
U.S. Treasury Notes (3-Month Bill Money Market Yield plus 3.5 bps), 0.120%, 10-31-23(C)	9,975	9,978
		164,875

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 50.7%		$164,875
(Cost: $163,431)

SHORT-TERM SECURITIES	Shares

Money Market Funds(D) - 2.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	7,464	7,464

TOTAL SHORT-TERM SECURITIES – 2.3%		$7,464
(Cost: $7,464)

TOTAL INVESTMENT SECURITIES – 99.9%		$324,981
(Cost: $322,825)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		309

NET ASSETS – 100.0%		$325,290

Notes to Schedule of Investments

(A)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.
(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2021. Description of the reference rate and spread, if applicable, are included in the security description.
(C)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2021. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Rate shown is the annualized 7-day yield at December 31, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$152,642	$—
United States Government Obligations	—	164,875	—
Short-Term Securities	7,464	—	—
Total	$7,464	$317,517	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at

December 31, 2021 and the related unrealized appreciation

(depreciation) were as follows:

Cost	$322,825

Gross unrealized appreciation	6,170
Gross unrealized depreciation	(4,014)

Net unrealized appreciation	$2,156